RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Contractual commitments with related parties	$ 0
EarthLabs Inc.
Disclosure of transactions between related parties [line items]
Administration, exploration and evaluation	(266,737)	$ (1,356,384)
Amounts payable to related parties		225,619
DigiGeoData Inc.
Disclosure of transactions between related parties [line items]
Corporate development and investor relations	(1,800)
Administration, Exploration and Evaluation Expenditures
Disclosure of transactions between related parties [line items]
Amounts payable to related parties	$ 0
Key management
Disclosure of transactions between related parties [line items]
Options exercised		$ 666,875